UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6622

        Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
	June 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Municipal Bonds – 98.7%
	Arizona – 0.7%
$ 2,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007, 5.000%, 12/01/37	No Opt. Call	AA–	$1,749,960

	Arkansas – 1.3%
1,000	Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2002A,	10/11 at 100.00	AAA	1,032,780
	5.000%, 10/01/19 – FSA Insured
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aa3	1,997,120
	12/01/32 – FGIC Insured

3,000	Total Arkansas			3,029,900

	California – 6.6%
1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AA	828,930
	2004A, 0.000%, 10/01/25 – AMBAC Insured
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,	5/12 at 101.00	Aa3	3,633,593
	6.000%, 5/01/14
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	12/08 at 101.00	A	507,030
	Projects, Series 1998A, 5.250%, 12/01/16
2,000	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	No Opt. Call	Aa2	2,153,500
	California Projects, Series 1993A, 5.500%, 6/01/14
60	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/08 at 100.00	Aaa	60,314
2,500	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A+	2,499,825
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	764,270
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,627,936
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,195	Palmdale Elementary School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AAA	421,990
	Series 2003, 0.000%, 8/01/28 – FSA Insured
1,750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	1,429,733
	Bonds, Series 2005A-1, 5.500%, 6/01/45

16,530	Total California			15,927,121

	Colorado – 9.8%
1,700	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A,	3/12 at 100.00	AA (4)	1,792,650
	5.500%, 3/01/22 (ETM)
1,300	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A,	3/12 at 100.00	AA (4)	1,399,047
	5.500%, 3/01/22 (Pre-refunded 3/01/12)
2,825	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	3,110,043
	(Alternative Minimum Tax)
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	5,047,150
	5.625%, 11/15/17 – FGIC Insured (Alternative Minimum Tax)
1,555	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001, 5.500%,	11/11 at 100.00	A+	1,605,849
	11/15/16 – FGIC Insured
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	3,186,510
	Hotel, Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – XLCA Insured
2,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	BBB–	1,694,020
	Hotel, Series 2006, 4.750%, 12/01/35 – XLCA Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,100	0.000%, 9/01/24 – MBIA Insured	No Opt. Call	AA	2,029,698
4,000	0.000%, 9/01/33 – MBIA Insured	No Opt. Call	AA	894,560
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	Aaa	1,470,250
	(Pre-refunded 9/01/10) – MBIA Insured
250	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	266,995
	5.250%, 6/15/41 (Pre-refunded 6/15/11) – FSA Insured
1,100	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/31	11/11 at 100.00	Baa1 (4)	1,180,498
	(Pre-refunded 11/15/11)

32,830	Total Colorado			23,677,270

	District of Columbia – 0.4%
500	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series	8/08 at 100.00	AA (4)	501,980
	1996A, 5.750%, 8/15/16 – MBIA Insured (ETM)
500	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 101.00	AA (4)	508,850
	Revenue Bonds, Series 1998, 5.000%, 10/01/21 (Pre-refunded 10/01/08) – AMBAC Insured

1,000	Total District of Columbia			1,010,830

	Florida – 2.3%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	945,930
	General Hospital, Series 2006, 5.250%, 10/01/41
1,500	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	A+	1,521,960
	2002, 5.000%, 10/01/21 – FGIC Insured
2,500	JEA, Florida, Electric System Revenue Bonds, Series 2006-3A, 5.000%, 10/01/41 – FSA Insured	4/15 at 100.00	AAA	2,511,475
625	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/11 at 101.00	A3	629,600
	2001, 5.125%, 7/01/29 – FGIC Insured

5,625	Total Florida			5,608,965

	Hawaii – 0.5%
1,100	Hawaii, Certificates of Participation, Kapolei State Office Building, Series 1998A, 5.000%,	11/08 at 101.00	AA	1,118,381
	5/01/17 – AMBAC Insured

	Illinois – 13.3%
630	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	7/08 at 100.00	AA	631,027
	Housing Development Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17
590	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	592,590
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,592,506
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
250	Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of	8/08 at 100.00	Baa2 (4)	250,715
	Chicago, Series 1998, 5.200%, 8/01/11 (Pre-refunded 8/01/08)
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement	5/12 at 101.00	Aaa	661,542
	Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22 (Pre-refunded 5/01/12)
525	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	7/17 at 100.00	AA	521,693
	Trust 1137, 14.084%, 7/01/46 (IF)
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	Aa3	2,023,834
	9/01/31 – RAAI Insured
2,255	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	2,351,559
	6.250%, 7/01/22
1,055	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/11 at 100.00	Baa2 (4)	1,142,523
	2001A, 6.125%, 7/01/31 (Pre-refunded 7/01/11)
1,000	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.750%, 7/01/30 –	1/15 at 100.00	A+	932,740
	FGIC Insured
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,853,328
45	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/08 at 100.00	A1	45,072
	Project, Series 1992A, 6.500%, 6/15/22
7,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	7,194,528
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – MBIA Insured
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,	12/12 at 100.00	A	4,901,924
	Series 2002A, 5.000%, 6/01/22 – RAAI Insured
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,
	Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	A	644,236
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	A	647,563
1,100	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AA+	1,120,339
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/21	12/11 at 100.00	A (4)	1,061,300
	(Pre-refunded 12/15/11) – RAAI Insured

32,840	Total Illinois			32,169,019

	Indiana – 3.8%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	A (4)	1,080,640
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
750	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	No Opt. Call	Aa1	738,773
	Health, Series 2006B-5, 5.000%, 11/15/36
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB–	887,150
	Indiana, Series 2007, 5.500%, 3/01/37
870	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2002C-2,	7/11 at 100.00	Aaa	879,492
	5.250%, 7/01/23 (Alternative Minimum Tax)
4,380	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.125%,	1/12 at 100.00	AA	4,454,329
	1/01/21 – AMBAC Insured
355	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	8/08 at 101.00	AA	332,220
	1998A, 4.625%, 8/15/28 – MBIA Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AA	771,885
	Series 2005, 5.000%, 7/15/22 – MBIA Insured

9,105	Total Indiana			9,144,489

	Iowa – 3.4%
1,965	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, 4.800%, 1/01/37	7/16 at 100.00	AAA	1,731,794
	(Alternative Minimum Tax)
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	812,240
	5.375%, 6/01/38
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	895,890
	5.600%, 6/01/34
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
1,000	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	1,062,080
3,500	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	3,759,595

8,465	Total Iowa			8,261,599

	Kansas – 0.7%
795	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006,	7/16 at 100.00	A3	733,475
	4.875%, 7/01/36
1,000	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/13 at 100.00	A1	913,640
	4.500%, 10/01/26

1,795	Total Kansas			1,647,115

	Louisiana – 2.2%
2,125	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AA	2,159,956
	2004, 5.250%, 7/01/24 – MBIA Insured
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%,	7/12 at 100.00	AA (4)	3,193,890
	7/01/27 (Pre-refunded 7/01/12) – AMBAC Insured

5,125	Total Louisiana			5,353,846

	Massachusetts – 3.4%
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	3,055,980
	System, Series 2001E, 6.250%, 10/01/31
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	479,260
	Series 2008E-1, 5.000%, 7/01/28
2,565	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	7/08 at 101.00	AA	2,522,883
	1997A, 5.000%, 1/01/37 – MBIA Insured
1,270	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%, 12/01/15 –	No Opt. Call	Aa2 (4)	1,377,366
	MBIA Insured (ETM)
820	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%, 12/01/15 –	No Opt. Call	AAA	876,416
	MBIA Insured

8,155	Total Massachusetts			8,311,905

	Michigan – 2.3%
545	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/19 – XLCA Insured	4/13 at 100.00	BBB	543,093
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	AA	2,939,092
	Credit Group, Series 2002C, 5.375%, 12/01/30
2,000	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, Unlimited	5/09 at 100.00	AA– (4)	2,050,040
	Tax General Obligation School Building and Site Bonds, Series 1999, 4.750%, 5/01/18
	(Pre-refunded 5/01/09)

5,445	Total Michigan			5,532,225

	Minnesota – 0.6%
1,500	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%,	7/16 at 100.00	AA+	1,353,060
	7/01/38 (Alternative Minimum Tax)

	Nevada – 5.0%
1,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	AA+ (4)	1,595,490
	Series 2001, 5.300%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
4,595	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	AA	1,577,831
13,250	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AA	8,978,198

19,345	Total Nevada			12,151,519

	New Jersey – 1.9%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,235,150
	Series 2003, 5.500%, 7/01/23
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,000	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,107,750
1,010	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,134,634

4,510	Total New Jersey			4,477,534

	New Mexico – 2.9%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	AAA	936,810
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004:
555	4.625%, 1/01/25 – FSA Insured	7/14 at 100.00	AAA	546,503
660	4.625%, 7/01/25 – FSA Insured	7/14 at 100.00	AAA	649,691
2,000	4.750%, 7/01/27 – FSA Insured	7/14 at 100.00	AAA	1,982,700
3,000	4.750%, 1/01/28 – FSA Insured	7/14 at 100.00	AAA	2,955,000

7,215	Total New Mexico			7,070,704

	New York – 4.1%
2,045	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	BBB+	2,119,315
	Group, Series 2000A, 6.500%, 7/01/17
655	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1 (4)	708,278
	Group, Series 2000A, 6.500%, 7/01/17 (Pre-refunded 7/01/10)
425	Dormitory Authority of the State of New York, FHA-Insured State Personal Income Tax Revenue Bonds,	8/16 at 100.00	AA	307,760
	Tender Option Bond Trust 2846, 13.041%, 2/15/35 (IF)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	2,027,490
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 – FSA Insured (UB)
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/11 at 100.00	AA–	3,115,200
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16
1,680	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E,	No Opt. Call	AA–	1,753,248
	7.250%, 1/01/10

9,805	Total New York			10,031,291

	North Carolina – 0.6%
1,155	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA–	1,142,653
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
345	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	Aa3 (4)	363,602
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31 (Pre-refunded 1/15/11)

1,500	Total North Carolina			1,506,255

	Ohio – 1.2%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
55	5.125%, 6/01/24	6/17 at 100.00	BBB	49,896
680	5.875%, 6/01/30	6/17 at 100.00	BBB	605,982
525	5.750%, 6/01/34	6/17 at 100.00	BBB	450,303
2,180	5.875%, 6/01/47	6/17 at 100.00	BBB	1,823,701

3,440	Total Ohio			2,929,882

	Oklahoma – 1.6%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB	961,370
	5.375%, 9/01/36
3,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA–	2,845,740
	5.000%, 2/15/42

4,000	Total Oklahoma			3,807,110

	Pennsylvania – 2.7%
1,020	Carlisle Area School District, Cumberland County, Pennsylvania, General Obligation Bonds,	9/09 at 100.00	A1 (4)	1,054,537
	Series 2004A, 5.000%, 9/01/20 (Pre-refunded 9/01/09) – FGIC Insured
	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health
	System Project, Series 1999:
455	5.125%, 8/15/17 (Pre-refunded 2/15/09) – MBIA Insured	2/09 at 101.00	AA (4)	468,982
545	5.125%, 8/15/17 (Pre-refunded 2/15/09) – MBIA Insured	2/09 at 101.00	AA (4)	561,748
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds, Philadelphia	7/11 at 101.00	A+	1,000,890
	Airport System Project, Series 2001A, 5.500%, 7/01/17 – FGIC Insured (Alternative Minimum Tax)
3,250	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	3,497,618
	2/01/31 (Pre-refunded 2/01/12) – FSA Insured

6,270	Total Pennsylvania			6,583,775

	Puerto Rico – 1.3%
3,000	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA	3,075,810
	5.000%, 12/01/20

	Rhode Island – 2.3%
5,835	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,529,244
	Series 2002A, 6.250%, 6/01/42

	South Carolina – 5.1%
700	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	715,029
	GROWTH, Series 2004, 5.250%, 12/01/20
620	Florence, South Carolina, Water and Sewerage Revenue Bonds, Series 2000, 5.750%, 3/01/20 –	3/10 at 101.00	AA	646,449
	AMBAC Insured
4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (4)	4,442,280
	2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	2,773,675
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
2,435	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AA	2,518,521
	Series 2004A, 5.250%, 2/15/21 – MBIA Insured
790	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	1/10 at 100.00	AA	745,089
	1998A, 4.750%, 1/01/25 – MBIA Insured
475	The College of Charleston, Charleston South Carolina, Academic and Administrative Revenue	4/14 at 100.00	A2	464,902
	Bonds, Series 2004B, 5.125%, 4/01/30 – XLCA Insured

11,520	Total South Carolina			12,305,945

	South Dakota – 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	987,280
	Hospitals, Series 2004A, 5.250%, 11/01/34

	Texas – 11.8%
4,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue	5/12 at 101.00	A–	4,052,320
	Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put 5/15/17)
	(Alternative Minimum Tax)
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB–	1,296,585
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
1,000	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	1,060,870
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas	No Opt. Call	AA (4)	2,742,600
	Children’s Hospital, Series 1995, 5.500%, 10/01/16 – MBIA Insured (ETM)
3,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	2,971,920
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
6,610	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	11/31 at 53.78	AA	831,208
	0.000%, 11/15/41 – MBIA Insured
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002A, 5.625%, 7/01/20 –	7/12 at 100.00	AAA	2,032,520
	FSA Insured (Alternative Minimum Tax)
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	3,312,125
	Obligation Bonds, Series 2002A, 5.000%, 2/15/32 (Pre-refunded 2/15/12)
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	1,264,396
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
90	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/11 at 100.00	AAA	91,606
	2004, 5.000%, 8/15/23
910	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/11 at 100.00	AAA	962,644
	2004, 5.000%, 8/15/23 (Pre-refunded 8/15/11)
4,750	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,	10/12 at 100.00	A	4,943,753
	Series 2002A, 5.500%, 10/01/17 – RAAI Insured
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – MBIA Insured	5/15 at 100.00	AA	961,960
500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 2000A,	7/10 at 100.00	AAA	523,995
	5.625%, 7/15/13
1,560	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aa1	1,482,468
	8/01/42 (Alternative Minimum Tax)

33,945	Total Texas			28,530,970

	Utah – 0.6%
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	Aa3	1,477,318
	5.000%, 7/01/21 – AMBAC Insured

	Vermont – 1.2%
2,895	Vermont Housing Finance Agency, Multifamily Housing Bonds, Series 1999C, 5.800%, 8/15/16 –	2/09 at 100.00	AAA	2,920,881
	FSA Insured

	Virginia – 0.3%
510	Metropolitan District of Columbia Airprots Authority, Virginia, Airport System Revenue Bonds,	10/08 at 101.00	AA	483,817
	Series 1998B, 5.000%, 10/01/28 – MBIA Insured (Alternative Minimum Tax)
250	Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.750%, 11/01/13 – MBIA Insured	11/08 at 100.00	AA	250,628

760	Total Virginia			734,445

	Washington – 2.8%
6,715	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AA	6,865,280
	System, Series 2001A, 5.125%, 10/01/17 – MBIA Insured

	Wisconsin – 1.6%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	979,440
	Services Inc., Series 2003A, 5.500%, 8/15/18
2,790	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	3/12 at 100.00	AA	2,845,214
	2002G, 4.850%, 9/01/17

3,790	Total Wisconsin			3,824,654

$ 261,495	Total Municipal Bonds (cost $241,396,160)			238,705,582

Shares	Description (1)			Value

	Common Stocks – 0.0%
	Airlines – 0.0%
757	UAL Corporation, (5)			$3,952

	Total Common Stocks (cost $0)			3,952

	Total Investments (cost $241,396,160) – 98.7%			238,709,534

	Floating Rate Obligations – (0.6)%			(1,500,000)

	Other Assets Less Liabilities – 1.9%			4,658,130

	Net Assets – 100%			$241,867,664

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of June 30, 2008. Subsequent to June 30, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. (“United”)
filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL’s unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 1,825 and 592 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated 1,825 shares of such UAL common stock holdings on November 15, 2006. The Fund received an additional distribution of 165 UAL common stock shares on November 14, 2007. The remaining 757 shares of UAL common stock were still held by the Fund at
June 30, 2008.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of June 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$3,952	$238,705,582	$—	$238,709,534

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2008, the cost of investments was $239,783,886.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 6,138,215
Depreciation	(8,712,567)

Net unrealized appreciation (depreciation) of investments	$(2,574,352)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 29, 2008